GATEWAY TRUST

May 5, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Gateway Trust

(File Nos.: 333-144744 and 811-22099)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2017, for Gateway Equity Call Premium Fund and Gateway Fund, each a series of Gateway Trust, do not differ from those contained in Post-Effective Amendment No. 41 that was filed electronically on April 28, 2017.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary